Leases	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
LEASES

Note 12. LEASES

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company's leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company's leases are classified as operating leases.

The Company has several vehicle lease agreements and office lease agreements with lease terms ranging from two to three years. Upon adoption of ASU 2016-02, the Company recognized lease liabilities of approximately $0.3 million, with corresponding ROU assets of approximately the same amount based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of approximately 8.98%. As of September 30, 2020, ROU assets and lease liabilities amounted to $263,132 and $319,630 (including $213,348 from lease liabilities current portion and $106,282 from lease liabilities noncurrent portion), respectively.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.71 years.

For the three months ended September 30, 2020 and 2019, rent expense amounted to approximately $76,000 and $80,000, respectively.

The three-year maturity of the Company's lease obligations is presented below:

Twelve Months Ending September 30,	Operating Lease Amount

2021	$232,057
2022	111,446
Total lease payments	343,503
Less: Interest	(23,873)
Present value of lease liabilities	$319,630

Note 12. LEASES

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s leases are classified as operating leases.

The Company has several vehicle lease agreements and office lease agreements with lease terms ranging from two to three years. Upon adoption of ASU 2016-02, the Company recognized lease liabilities of approximately $0.3 million, with corresponding ROU assets of approximately the same amount based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of approximately 8.98%. As of June 30, 2020, ROU assets and lease liabilities amounted to $300,114 and $337,090 (including $204,391 from lease liabilities current portion and $132,699 from lease liabilities noncurrent portion), respectively.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.93 years.

For the years ended June 30, 2020 and 2019, rent expense amounted to approximately $284,000 and $171,000, respectively.

The three-year maturity of the Company’s lease obligations is presented below:

Twelve Months Ending June 30,	Operating Lease Amount

2021	$214,062
2022	135,771
2023	18,382
Total lease payments	368,215
Less: Interest	(31,125)
Present value of lease liabilities	$337,090